Finance Cost and Income - Summary of Finance Cost and Income Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance income expense [line items]
Interest expense	$ (4,016)	$ (4,168)
Capitalization of borrowing costs	12	19
Net interest on net defined benefit liabilities	(82)	(95)
Accretion expense	(564)	(650)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(502)	(393)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)		(180)
Tax on financial transactions	(103)	(79)
Net mark-to-market results on derivatives related to the hedging of share-based payment	(1,211)
Other financial costs, including bank fees	(135)	(225)
Finance costs, excluding exceptional items	(6,601)	(5,771)
Exceptional finance cost	(1,818)	(222)
Finance costs	(8,419)	(5,993)	$ (9,261)	[1]
Interest income	150	292	326
Income from interest on brazilian tax credits	315	118
Hyperinflation monetary adjustments	76	86
Market-to-market gains on derivatives related to the hedging of share-based payment programs		898
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	43
Other financial income	58	21
Finance income, excluding exceptional items	642	1,415
Exceptional finance income	80	1,104
Finance income	722	2,519	435	[1]
Net finance income/(cost) excluding exceptional items	(5,959)	(4,355)	(6,844)
Net finance income/(cost)	$ (7,697)	$ (3,473)	(8,826)	[1]
As Restated [member]
Disclosure of finance income expense [line items]
Interest expense			(4,141)
Capitalization of borrowing costs			23
Net interest on net defined benefit liabilities			(94)
Accretion expense			(511)
Net losses on hedging instruments that are not part of a hedge accounting relationship			(449)
Tax on financial transactions			(110)
Net mark-to-market results on derivatives related to the hedging of share-based payment			(1,774)
Other financial costs, including bank fees			(242)
Finance costs, excluding exceptional items			(7,298)
Exceptional finance cost			(1,982)
Finance costs			(9,280)
Interest income			326
Income from interest on brazilian tax credits			7
Hyperinflation monetary adjustments			46
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)			19
Other financial income			56
Finance income, excluding exceptional items			454
Finance income			454
Net finance income/(cost) excluding exceptional items			(6,844)
Net finance income/(cost)			$ (8,826)

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.